UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.38%
Brazil - 2.94%
Banco do Brasil SA	247,654	$3,146,709
Banco Santander Brasil SA - ADR	267,800	2,179,892
Brasil Telecom SA - ADR	13,408	83,130
Centrais Electricas Brasileiras SA - ADR	549,930	5,339,820
Tele Norte Leste Participacoes SA - ADR	92,800	882,528
Tim Participacoes SA - ADR	30,066	775,703
		12,407,782
France - 11.47%
Alcatel-Lucent SA (a)	780,400	1,212,756
Carrefour SA	357,376	8,130,921
France Telecom SA	778,804	12,189,539
Natixis	924,548	2,310,275
Renault SA	55,100	1,902,782
Sanofi-Aventis SA	117,335	8,576,898
Total SA	276,784	14,123,670
		48,446,841
Germany - 3.57%
Deutsche Bank AG	57,225	2,168,874
Deutsche Post AG	319,600	4,913,596
Deutsche Telekom AG	695,200	7,974,539
		15,057,009
Ireland - 2.06%
CRH Plc	438,543	8,704,421
Italy - 7.48%
ENI SpA	722,415	14,894,454
Intesa Sanpaolo SpA	1,949,178	3,246,380
Intesa Sanpaolo SpA Savings Shares	971,300	1,204,804
Italcementi SpA Savings Shares	422,400	1,062,805
Telecom Italia SpA	4,166,774	4,453,689
Telecom Italia SpA Savings Shares	7,522,450	6,731,135
		31,593,267
Japan - 28.98%
Astellas Pharma, Inc.	156,400	6,350,984
Canon, Inc.	124,100	5,461,310
Sumitomo Mitsui Trust Holdings, Inc.	703,000	2,061,574
Dai Nippon Printing Co. Ltd.	451,400	4,333,354
Daiichi Sankyo Co. Ltd.	326,202	6,460,475
FUJIFILM Holdings Corp.	313,600	7,398,054
Honda Motor Co. Ltd.	211,800	6,451,619
Japan Tobacco, Inc.	1,133	5,327,948
Mitsubishi UFJ Financial Group, Inc.	1,281,800	5,426,478
Mizuho Financial Group, Inc.	2,556,090	3,461,225
MS&AD Insurance Group Holdings	254,499	4,697,695
Nippon Telegraph & Telephone Corp.	251,200	12,788,574
Nissan Motor Co. Ltd.	174,100	1,559,082

NKSJ Holdings, Inc.	219,000	4,284,083
Ono Pharmaceutical Co. Ltd.	61,800	3,465,949
Rohm Co. Ltd.	64,400	2,994,663
Seven & I Holdings Co. Ltd.	222,500	6,201,013
Sony Corp.	248,400	4,478,898
Sumitomo Mitsui Financial Group, Inc.	145,598	4,037,837
Taisho Pharmaceutical Co. Ltd.	40,800	3,148,655
Takeda Pharmaceutical Co. Ltd.	171,700	7,542,007
Tokio Marine Holdings, Inc.	271,500	6,012,052
Toyota Motor Corp.	255,300	8,442,036
		122,385,565
Mexico - 2.19%
America Movil Sab De CV - ADR	241,898	5,466,895
Cemex SAB de CV - ADR (a)	703,859	3,793,800
		9,260,695
Netherlands - 7.40%
Aegon NV (a)	1,235,762	4,938,957
Koninklijke Ahold NV	489,052	6,573,136
STMicroelectronics NV	933,900	5,528,561
Unilever NV	258,004	8,871,073
Wolters Kluwer NV	310,272	5,350,619
		31,262,346
Portugal - 1.03%
Portugal Telecom SGPS SA (b)	754,817	4,347,293
Singapore - 0.89%
Flextronics International Ltd. (a)	665,300	3,765,598
South Korea - 2.78%
Korea Electric Power Corp. - ADR (a)	354,400	3,891,312
POSCO	12,320	4,063,889
SK Telecom Co. Ltd. - ADR	279,200	3,799,912
		11,755,113
Spain - 1.21%
Telefonica SA	295,501	5,090,926
Sweden - 1.30%
Telefonaktiebolaget LM Ericsson	542,200	5,498,241
Switzerland - 6.33%
Swiss Re AG (a)	166,920	8,486,167
Swisscom AG	16,800	6,354,231
TE Connectivity Ltd.	200,672	6,182,704
UBS AG (a)	483,137	5,731,303
		26,754,405
United Kingdom - 15.75%
AstraZeneca Plc	180,255	8,326,278
Barclays Plc	1,471,121	4,028,910
BP Plc	1,326,190	9,446,762
GlaxoSmithKline Plc	273,720	6,236,916
ITV Plc (a)	4,310,100	4,553,310
J. Sainsbury Plc	1,769,500	8,319,276
Kingfisher Plc	1,442,200	5,604,342
Marks & Spencer Group Plc	1,489,419	7,193,543
Vodafone Group Plc	2,229,500	6,216,037
Wm. Morrison Supermarkets Plc	1,304,111	6,596,129
		66,521,503

TOTAL COMMON STOCKS (Cost $494,476,813)			$402,851,005

PREFERRED STOCKS - 2.25%
Brazil - 2.25%
Brasil Telecom SA		23,640	$420,556
Petroleo Brasileiro SA, 0.470%		328,120	7,707,539
Telefonica Brasil SA, 0.690%		49,463	1,351,823
TOTAL PREFERRED STOCKS (Cost $12,686,749)			$9,479,918
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 2.15%
Repurchase Agreements - 2.15%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/11), due 1/3/12, 0.01%,
[Collateralized by $9,270,000 United States Treasury Bill, 3/8/12, (Market
Value $9,269,666)] (proceeds $9,085,949)		$9,085,939	$9,085,939
TOTAL SHORT TERM INVESTMENTS (Cost $9,085,939)			$9,085,939

Total Investments (Cost $516,249,501) - 99.78%			$421,416,862
Other Assets in Excess of Liabilities - 0.22%			930,184
TOTAL NET ASSETS - 100.00%			$422,347,046

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)		All or a portion of security is out on loan. See note 3 in the Notes to the Schedule of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
December 31, 2011 (Unaudited)

Air Freight & Logistics		1.16%
Automobiles		4.35%
Capital Markets		1.87%
Commercial Banks		7.36%
Commercial Services & Supplies		1.03%
Communications Equipment		1.59%
Construction Materials		3.21%
Diversified Telecommunication Services		14.42%
Electric Utilities		2.19%
Electronic Equipment, Instruments & Components		4.11%
Food & Staples Retailing		8.48%
Food Products		2.10%
Household Durables		1.06%
Insurance		6.73%
Media		2.34%
Metals & Mining		0.96%
Multiline Retail		1.70%
Office Electronics		1.29%
Oil, Gas & Consumable Fuels		9.11%
Pharmaceuticals		11.86%

Semiconductors & Semiconductor Equipment	2.02%
Specialty Retail	1.33%
Tobacco	1.26%
Wireless Telecommunication Services	3.85%
COMMON STOCKS	95.38%
Diversified Telecommunication Services	0.48%
Oil, Gas & Consumable Fuels	1.82%
PREFERRED STOCKS	2.25%
SHORT TERM INVESTMENTS	2.15%
TOTAL INVESTMENTS	99.78%
Other Assets in Excess of Liabilities	0.22%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the schedule above are in accordance with the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2011 (Unaudited)
	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 1.29%
Fannie Mae Interest Only Strip - 1.29%
5.500%, 01/01/2036	$5,614,365	$798,217
6.000%, 06/01/2036	6,915,573	1,025,290
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,483,677)		$1,823,507

OTHER MORTGAGE RELATED SECURITIES - 8.65%
Collateralized Mortgage Obligations - 0.03%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.859%, 10/25/2036	$54,427	$47,854
Near Prime Mortgage - 4.08%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.706%, 10/25/2035	3,699,995	2,869,975
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.700%, 03/20/2036	1,509,002	617,831
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2.518%, 12/25/2035	1,030,331	759,916
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	1,614,624	1,510,043
		5,757,765
Sub-Prime Mortgages - 4.54%
Argent Securities, Inc.
Series 2004-W11, 1.494%, 11/25/2034	666,414	122,741
Countrywide Asset-Backed Certificates
Series 2004-10, 1.344%, 12/25/2034	3,367,568	753,524
Series 2004-13, 1.144%, 04/25/2035	1,810,000	1,060,133
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.719%, 10/25/2034	2,062,380	827,942
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.464%, 04/25/2036	2,599,406	1,715,262
Structured Asset Investment Loan Trust
Series A3, 0.615%, 07/25/2035	2,173,685	1,938,173
		6,417,775
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $18,335,601)		$12,223,394

US GOVERNMENTS - 8.31%
Sovereign - 8.31%
United States Treasury Bond
4.750%, 02/15/2037	$1,860,000	$2,526,403
United States Treasury Note
4.500%, 02/15/2016	2,000,000	2,312,344
3.375%, 11/15/2019	6,050,000	6,896,528
TOTAL US GOVERNMENTS (Cost $11,001,775)		$11,735,275

	Shares	Value
COMMON STOCKS - 0.48%

Paper & Forest Products - 0.47%
AbitibiBowater, Inc. (a)	31,224	$454,309
Abitibi-Consolidated (a)(c)	3,950,000	–
Quad/Graphics, Inc.	14,443	207,113
Quebecor World - ADR (a)(c)	9,700,000	–
		661,422
Semiconductors - 0.01%
Magnachip Semiconductor Corp. (a)	2,010	15,035
TOTAL COMMON STOCKS (Cost $4,082,221)		$676,457

PREFERRED STOCKS - 0.69%
Diversified Financial Services - 0.69%
Ally Financial, Inc. , 7.000% (b)	1,363	$977,143
TOTAL PREFERRED STOCKS (Cost $0)		$977,143

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.66%
Student Loan - 4.66%
National Collegiate Student Loan Trust
Series A-4, 0.599%, 10/25/2033	$1,500,000	$694,252
SLM Student Loan Trust
Series 2004-B, 0.876%, 03/15/2024	2,980,000	2,105,378
Series 2004-B, 0.976%, 09/15/2033	1,500,000	910,310
Series 2005-A, 0.856%, 12/15/2038	1,865,000	1,170,047
Series 2006-A, 0.836%, 06/15/2039	2,200,000	1,705,066
		5,890,801
TOTAL ASSET BACKED SECURITIES (Cost $7,591,559)		$6,585,053

CORPORATE BONDS - 74.61%
Advertising - 2.94%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$4,164,999
Automobile Parts & Equipment - 1.73%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	2,440,350
Banks & Thrifts - 15.12%
Ally Financial, Inc.
7.500%, 12/31/2013	1,029,000	1,057,298
6.750%, 12/01/2014	3,646,000	3,664,229
8.000%, 12/31/2018	1,235,000	1,213,388
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,801,810
JP Morgan Chase & Co.
7.900%, 04/30/2049	5,620,000	5,983,557
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	3,380,000	3,564,588
Regions Financial Corp.
5.750%, 06/15/2015	2,555,000	2,440,025
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,656,614
		21,381,509

Building Materials - 10.27%
CRH America, Inc.
6.000%, 09/30/2016	1,915,000	2,045,640
Masco Corp.
6.125%, 10/03/2016	4,040,000	4,145,860
Mohawk Industries, Inc.
6.875%, 01/15/2016	2,965,000	3,187,375
Owens Corning
6.500%, 12/01/2016	1,445,000	1,577,047
USG Corp.
6.300%, 11/15/2016	4,555,000	3,552,900
		14,508,822
Chemical - 1.57%
Lyondell Chemical Co.
11.000%, 05/01/2018	2,028,837	2,216,504
Consumer Products - 2.54%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	3,285,000	3,592,969
Diversified Financial Services - 6.42%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	2,810,706
International Lease Finance Corp.
6.625%, 11/15/2013	3,350,000	3,333,250
SLM Corp.
5.000%, 10/01/2013	2,920,000	2,920,000
		9,063,956
Electric Utilities - 5.84%
EDP Finance BV
4.900%, 10/01/2019 (b)	4,450,000	3,394,460
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,857,619
		8,252,079
Energy - 1.22%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,718,346
Food, Beverage & Tobacco - 5.71%
Pilgrims Pride Corp.
7.875%, 12/15/2018	3,195,000	3,003,300
Tyson Foods, Inc.
6.850%, 04/01/2016	4,615,000	5,064,963
		8,068,263
Homebuilders - 10.01%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,566,988
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,210,874
Pulte Group, Inc.
5.200%, 02/15/2015	3,205,000	2,996,675
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,374,802
		14,149,339
Industrial - 1.09%

Eastman Kodak Co.
9.750%, 03/01/2018 (b)	2,020,000	1,535,200
Insurance - 3.42%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,894,650
5.875%, 08/15/2020	1,250,000	1,284,061
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	1,490,000	1,650,101
		4,828,812
Media - 2.17%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,169,771
Virgin Media Finance Plc
9.500%, 08/15/2016	1,685,000	1,891,412
		3,061,183
Oil & Gas - 0.80%
El Paso Corp.
7.000%, 06/15/2017	1,035,000	1,134,000
Retail - 1.70%
Marks & Spencer PLC
7.125%, 12/01/2037 (b)	2,415,000	2,403,749
Technology, Equipment & Services - 1.50%
Unisys Corp.
12.500%, 01/15/2016	1,980,000	2,113,650
Telecommunications - 0.56%
Telecom Italia Capital SA
6.999%, 06/04/2018	840,000	785,313
TOTAL CORPORATE BONDS (Cost $102,149,215)		$105,419,043

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (a)(c)(d)	80,400	$-
TOTAL WARRANTS (Cost $863,486)		$–

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.54%
Repurchase Agreement - 0.54%
State Street Bank and Trust Repurchase Agreement (Dated 12/30/11), due
1/3/12, 0.01%, [Collateralized by $780,000 United States Treasury Bill, 3/8/12,
(Market Value 779,972)], (proceeds $762,012)	$762,011	$762,011
TOTAL SHORT TERM INVESTMENTS (Cost $762,011)		$762,011

Total Investments (Cost $147,269,545) - 99.23%		$140,201,883
Other Assets in Excess of Liabilities - 0.77%		1,083,080
TOTAL NET ASSETS - 100.00%		$141,284,963

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$8,310,552, which represents 5.88% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.
(d)	Warrant is eligible to purchase 1/8th share of the underlying stock.

Brandes Institutional Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 14.55%
Fannie Mae Interest Only Strip - 0.70%
5.500%, 01/01/2036	$686,473	$97,599
6.000%, 06/01/2036	688,576	102,087
		199,686
Federal National Mortgage Association - 8.79%
5.500%, 01/01/2038 (d)	730,000	794,902
Pool #MA0918, 4.000%, 12/01/2041	1,093,784	1,150,381
Pool #254631, 5.000%, 02/01/2018	515,559	556,851
		2,502,134
Freddie Mac Mortgage - 5.06%
Pool #G0-6018, 6.500%, 04/01/2039	425,679	477,640
Pool #A9-3505, 4.500%, 08/01/2040	907,467	962,138
		1,439,778
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,165,425)		$4,141,598

OTHER MORTGAGE RELATED SECURITIES - 11.45%
Collateralized Mortgage Obligations - 2.28%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.642%, 01/25/2035	$775,000	$642,902
Series 2006-AR14, 5.876%, 10/25/2036	6,123	5,384
		648,286
Near Prime Mortgage - 7.23%
Banc of America Funding Corp.
Series 2006-H, 3.223%, 09/20/2046	80,704	52,177
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.706%, 10/25/2035	854,999	663,196
Bear Stearns Alt-A Trust
Series 2004-11, 0.974%, 11/25/2034	424,530	318,236
Series 2005-7, 0.564%, 08/25/2035	461,428	342,546
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.684%, 03/20/2036	61,545	25,199
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2.518%, 12/25/2035	226,529	167,076
Opteum Mortgage Acceptance Corp.
Series 2005-3, 0.584%, 07/25/2035	363,110	274,125
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 2.628%, 11/25/2036	75,392	54,254
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	118,698	111,010
Series 2007-PA5, 6.250%, 11/25/2037	64,791	50,083
		2,057,902
Sub-Prime Mortgages - 1.94%
Accredited Mortgage Loan Trust
Series 2006-2, 0.444%, 09/25/2036	538,136	425,305

Countrywide Asset-Backed Certificates
Series 2004-10, 1.285%, 12/25/2034	115,013	25,735
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.405%, 04/25/2036	152,547	100,661
		551,701
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $3,289,333)		$3,257,889

US GOVERNMENTS - 17.60%
Sovereign - 17.60%
United States Treasury Bond
4.750%, 02/15/2037	$525,000	$713,098
United States Treasury Note
4.250%, 08/15/2014	440,000	484,687
4.500%, 02/15/2016	625,000	722,608
3.375%, 11/15/2019	2,710,000	3,089,188
TOTAL US GOVERNMENTS (Cost $4,635,719)		$5,009,581

	Shares	Value
COMMON STOCKS - 0.04%
Paper & Forest Products - 0.04%
AbitibiBowater, Inc. (a)	632	$9,195
Abitibi-Consolidated (a)(c)	80,000	–
Quad/Graphics, Inc.	208	2,983
Quebecor World (a)(c)	140,000	–
		12,178
Semiconductors - 0.00%
Magnachip Semiconductor Corp. (a)	22	165
TOTAL COMMON STOCKS (Cost $67,097)		$12,343

PREFERRED STOCKS - 0.04%
Diversified Financial Services - 0.04%
Ally Financial, Inc., 7.000% (b)	16	$11,471
TOTAL PREFERRED STOCKS (Cost $0)		$11,471

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.33%
Student Loan - 4.33%
National Collegiate Student Loan Trust
Series A-4, 0.599%, 10/25/2033	$410,000	$189,762
SLM Student Loan Trust
Series 2004-B, 0.876%, 03/15/2024	260,000	183,691
Series 2004-B, 0.976%, 09/15/2033	300,000	182,062
Series 2005-A, 0.856%, 12/15/2038	400,000	250,948
Series 2006-A, 0.836%, 06/15/2039	275,000	213,133
Series 2007-A, 0.786%, 12/15/2041	350,000	212,080
		1,041,914
TOTAL ASSET BACKED SECURITIES (Cost $1,456,961)		$1,231,676

CORPORATE BONDS - 48.45%
Advertising - 0.95%
The Interpublic Group of Companies, Inc.

6.250%, 11/15/2014	$255,000	$270,938
Automobile Parts & Equipment - 0.23%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	64,350
Banks & Thrifts - 11.62%
Ally Financial, Inc.
7.500%, 12/31/2013	15,000	15,413
6.750%, 12/01/2014	650,000	653,249
8.000%, 12/31/2018	18,000	17,685
Banco Santander Chile
7.375%, 07/18/2012	23,700	24,256
Citigroup, Inc.
6.125%, 11/21/2017	235,000	250,799
6.875%, 03/05/2038	235,000	258,174
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	214,172
First Horizon National Corp.
5.375%, 12/15/2015	130,000	131,593
JP Morgan Chase & Co.
7.900%, 04/30/2049	540,000	574,932
KeyCorp
6.500%, 05/14/2013	110,000	116,379
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	450,000	474,576
National City Corp.
4.900%, 01/15/2015	235,000	253,947
Regions Financial Corp.
5.750%, 06/15/2015	205,000	195,776
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	127,007
		3,307,958
Building Materials - 4.14%
CRH America, Inc.
6.000%, 09/30/2016	160,000	170,916
Masco Corp.
6.125%, 10/03/2016	305,000	312,992
Mohawk Industries, Inc.
6.875%, 01/15/2016	255,000	274,125
Owens Corning
6.500%, 12/01/2016	125,000	136,423
USG Corp.
6.300%, 11/15/2016	365,000	284,700
		1,179,156
Chemical - 0.72%
Lyondell Chemical Co.
11.000%, 05/01/2018	187,162	204,474
Consumer Products - 1.06%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	275,000	300,781
Containers & Packaging - 0.76%
Sealed Air Corp.
7.875%, 06/15/2017	205,000	216,227

Diversified Financial Services - 0.59%
Bank of America Corp.
3.750%, 07/12/2016	180,000	166,665
Diversified Financial Services - 5.30%
American International Group, Inc.
6.400%, 12/15/2020	300,000	302,769
Countrywide Financial Corp.
5.800%, 06/07/2012	455,000	455,957
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	250,000	265,083
International Lease Finance Corp.
6.625%, 11/15/2013	285,000	283,575
SLM Corp.
5.000%, 10/01/2013	200,000	200,000
		1,507,384
Electric Utilities - 8.80%
Ameren Corp.
8.875%, 05/15/2014	300,000	336,170
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	434,202
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	214,611
EDP Finance BV
4.900%, 10/01/2019 (b)	400,000	305,120
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	528,804
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	314,601
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	34,280
7.000%, 09/01/2022	175,000	224,171
PPL Energy Supply LLC
6.500%, 05/01/2018	100,000	113,705
		2,505,664
Energy - 0.77%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	217,999
Equipment - 0.14%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	37,179	38,711
Food, Beverage & Tobacco - 2.22%
Altria Group, Inc.
9.700%, 11/10/2018	150,000	201,812
Pilgrims Pride Corp.
7.875%, 12/15/2018	230,000	216,199
Tyson Foods, Inc.
6.850%, 04/01/2016	195,000	214,013
		632,024
Homebuilders - 3.70%
Centex Corp.
6.500%, 05/01/2016	80,000	76,200
Lennar Corp.

5.600%, 05/31/2015	290,000	285,650
Pulte Group, Inc.
5.200%, 02/15/2015	440,000	411,400
Toll Brothers Finance Corp.
5.150%, 05/15/2015	270,000	278,913
		1,052,163
Industrial - 0.47%
Eastman Kodak Co.
9.750%, 03/01/2018 (b)	175,000	133,000
Insurance - 1.35%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	139,313
5.875%, 08/15/2020	110,000	112,997
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	120,000	132,894
		385,204
Leisure Time - 0.46%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	125,000	131,250
Media - 0.65%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	16,322
Virgin Media Finance Plc
9.500%, 08/15/2016	150,000	168,375
		184,697
Oil & Gas - 3.07%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	493,094
El Paso Corp.
7.000%, 06/15/2017	90,000	98,609
Transocean, Inc.
5.250%, 03/15/2013	275,000	282,699
		874,402
Retail - 0.65%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	185,000	184,138
Technology, Equipment & Services - 0.52%
Unisys Corp.
12.500%, 01/15/2016	140,000	149,450
Telecommunications - 0.28%
Telecom Italia Capital SA
6.999%, 06/04/2018	85,000	79,466
TOTAL CORPORATE BONDS (Cost $12,649,267)		$13,786,101

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (a)(c)(f)	870	$-
TOTAL WARRANTS (Cost $8,748)		$–

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 5.14%
Commercial Paper - 2.81%
Farmer Mac Discount Notes
0.006%, 1/23/12 (e)	$749,993	$749,993
World Bank Discount Notes
0.005%, 1/13/12 (e)	50,000	50,000
		799,993
Repurchase Agreement - 2.33%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/11), due 1/3/12, 0.01%,
[Collateralized by $680,000 United States Treasury Bill, 3/8/12,
(Market Value $679,976)] (proceeds $662,923)	662,922	662,922
TOTAL SHORT TERM INVESTMENTS (Cost $1,462,915)		$1,462,915

Total Investments (Cost $27,735,465) - 101.60%		$28,913,574
Liabilities in Excess of Other Assets - (1.60%)		(454,120)
TOTAL NET ASSETS - 100.00%		$28,459,454

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)		Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$633,729, which represents 2.23% of total net assets.
(c) The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.
(d) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(e) Security pledged as collateral for when-issue purchase commitments outstanding as of December 31, 2011.
(f) Warrant is eligible to purchase 1/8th share of the underlying stock.

Brandes Institutional Global Equity Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.87%
Automobiles - 3.32%
Honda Motor Co. Ltd.	15,700	$478,236
Toyota Motor Corp.	24,200	800,224
		1,278,460
Beverages - 2.19%
Pepsico, Inc.	12,730	844,636
Building Products - 0.91%
Masco Corp.	33,400	350,032
Commercial Banks - 7.84%
BB&T Corp.	12,800	322,176
Intesa Sanpaolo SpA	98,256	163,647
Intesa Sanpaolo SpA Savings Shares	118,900	147,484
KeyCorp	27,300	209,937
Mitsubishi UFJ Financial Group, Inc.	94,600	400,487
Mizuho Financial Group, Inc.	298,410	404,080
PNC Financial Services Group, Inc.	5,920	341,406
Sumitomo Mitsui Financial Group, Inc.	12,076	334,901
Wells Fargo & Co.	25,369	699,170
		3,023,288
Communications Equipment - 1.10%
Telefonaktiebolaget LM Ericsson	42,000	425,906
Computers & Peripherals - 2.99%
Hewlett Packard Co.	21,274	548,018
Western Digital Corp. (a)	19,540	604,763
		1,152,781
Diversified Financial Services - 1.85%
Bank Of America Corp.	57,532	319,878
Citigroup, Inc.	14,936	392,966
		712,844
Diversified Telecommunication Services - 11.12%
AT&T, Inc.	21,100	638,064
Deutsche Telekom AG	64,200	736,429
France Telecom SA	46,963	735,047
Nippon Telegraph & Telephone Corp.	18,400	936,742
Portugal Telecom SGPS SA	38,800	223,465
Telecom Italia SpA Savings Shares	842,600	753,964
Telefonica SA	15,400	265,313
		4,289,024
Electric Utilities - 0.37%
Centrais Electricas Brasileiras SA - ADR	14,500	140,795
Electronic Equipment, Instruments & Components - 3.99%
Corning, Inc.	42,510	551,780
FUJIFILM Holdings Corp.	19,400	457,660
TE Connectivity Ltd.	17,200	529,932
		1,539,372

Food & Staples Retailing - 10.57%
Carrefour SA	24,100	548,317
J. Sainsbury Plc	106,000	498,357
Koninklijke Ahold NV	41,800	561,816
Safeway, Inc.	28,450	598,588
Seven & I Holdings Co. Ltd.	28,000	780,351
The Kroger Co.	23,700	574,014
Wm. Morrison Supermarkets Plc	102,000	515,911
		4,077,354
Food Products - 2.51%
Unilever NV	28,100	966,176
Health Care Equipment & Supplies - 1.02%
Boston Scientific Corp. (a)	73,600	393,024
Household Durables - 0.97%
Sony Corp.	20,800	375,045
Industrial Conglomerates - 1.59%
General Electric Co.	34,310	614,492
Insurance - 6.62%
Aegon NV (a)	60,400	241,400
Marsh & McLennan Companies, Inc.	15,791	499,311
MS&AD Insurance Group Holdings	20,500	378,401
NKSJ Holdings, Inc.	18,200	356,029
Swiss Re AG (a)	13,900	706,673
Tokio Marine Holdings, Inc.	16,800	372,016
		2,553,830
Media - 2.12%
News Corp.	45,900	818,856
Multiline Retail - 0.99%
Marks & Spencer Group Plc	79,400	383,483
Office Electronics - 2.55%
Canon, Inc.	12,300	541,290
Xerox Corp.	55,600	442,576
		983,866
Oil, Gas & Consumable Fuels - 11.45%
BP Plc	80,600	574,133
Chesapeake Energy Corp.	29,090	648,416
Chevron Corp.	5,948	632,867
ENI SpA	48,800	1,006,139
Total SA	19,478	993,919
Valero Energy Corp.	26,509	558,014
		4,413,488
Pharmaceuticals - 15.10%
Astellas Pharma, Inc.	12,600	511,652
AstraZeneca Plc	14,500	669,779
Daiichi Sankyo Co. Ltd.	24,800	491,167
Eli Lilly & Co.	13,600	565,216
GlaxoSmithKline Plc	33,300	758,766
Merck & Co., Inc.	15,999	603,162
Pfizer, Inc.	44,354	959,822
Sanofi-Aventis SA	11,200	818,692
Takeda Pharmaceutical Co. Ltd.	10,100	443,647
		5,821,903

Semiconductors & Semiconductor Equipment - 1.71%
Intel Corp.		15,000	363,750
STMicroelectronics NV		50,100	296,585
			660,335
Software - 3.55%
Microsoft Corp.		52,800	1,370,688
Specialty Retail - 1.73%
Lowe's Cos, Inc.		26,100	662,418
Wireless Telecommunication Services - 0.71%
America Movil Sab De CV - ADR		11,900	268,940
TOTAL COMMON STOCKS (Cost $39,463,479)			$38,121,036
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 1.97%
Repurchase Agreements - 1.97%
State Street Bank and Trust Repurchase Agreement, (Dated 12/30/11), due 1/3/12, 0.01%,
[Collateralized by $780,000 United States Treasury Bill, 3/8/12, (Market
Value $779,972)] (proceeds $761,491)		$761,490	$761,490
TOTAL SHORT TERM INVESTMENTS (Cost $761,490)			$761,490

Total Investments (Cost $40,224,969) - 100.84%			$38,882,526
Liabilities in Excess of Other Assets - (0.84%)			(324,516)
TOTAL NET ASSETS - 100.00%			$38,558,010

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt

Brandes Institutional Global Equity Fund
Schedule of Investments by Country
December 31, 2011 (Unaudited)

Brazil		0.37%
France		8.03%
Germany		1.91%
Italy		5.37%
Japan		20.91%
Mexico		0.70%
Netherlands		5.36%
Portugal		0.58%
Spain		0.69%
Sweden		1.10%
Switzerland		3.21%
United Kingdom		8.82%
United States		41.83%
COMMON STOCKS		98.87%
SHORT TERM INVESTMENTS		1.97%
TOTAL INVESTMENTS		100.84%
Liabilities in Excess of Other Assets		(0.84%)
TOTAL NET ASSETS		100.00%

The industry classifications represented in the schedule above are in accordance with the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Institutional Emerging Markets Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.44%
Argentina - 0.21%
Grupo Clarin SA - GDR (a)	67,028	277,208
Austria - 1.27%
Erste Group Bank AG	94,319	1,655,710
Brazil - 13.58%
Banco do Brasil SA	75,650	961,214
Banco Santander Brasil SA - ADR	337,641	2,748,397
Brasil Telecom SA - ADR	49,531	307,092
Centrais Electricas Brasileiras SA - ADR	214,515	2,082,941
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	33,150	1,844,798
Cia Paranaense de Energia	58,940	1,043,398
Embraer SA - ADR	130,374	3,288,033
Itau Unibanco Holding SA	119,100	1,724,643
Marfrig Alimentos SA	247,542	1,133,365
Tele Norte Leste Participacoes SA	29,690	341,588
Tim Participacoes SA - ADR	34,735	896,163
Viver Incorporadora e Construtora SA (a)	1,200,533	1,287,262
		17,658,894
China - 11.75%
Chaoda Modern Agriculture Holdings Ltd. (c)	3,433,934	96,150
China Mobile Ltd	297,000	2,885,529
China Resources Power Holdings Co. Ltd.	1,528,409	2,942,796
China Yuchai International Ltd.	79,780	1,100,166
People's Food Holdings Ltd.	3,675,519	1,843,225
PetroChina Co. Ltd.	161,700	200,805
Sinotrans Ltd.	10,502,350	1,864,280
Weiqiao Textile Co.	3,098,877	1,549,415
Xinhua Winshare Publishing and Media Co. Ltd.	1,118,450	452,874
Yingde Gases	2,311,000	2,350,000
		15,285,240
Czech Republic - 1.79%
Telefonica Czech Republic AS	120,260	2,331,961
Hong Kong - 2.50%
Dickson Concepts International Ltd.	208,228	108,108
First Pacific Co. Ltd.	3,030,899	3,144,840
		3,252,948
Hungary - 1.34%
Magyar Telekom Telecommunications Plc	820,254	1,746,680
India - 4.03%
Indian Oil Corp. Ltd.	330,685	1,580,102
Reliance Infrastructure Ltd.	572,710	3,669,098
		5,249,200
Israel - 1.63%
Bezeq The Israeli Telecommunication Corp. Ltd.	269,300	494,169
Partner Communications Co. Ltd.	132,778	1,179,158

Syneron Medical Ltd. (a)	40,050	443,354
		2,116,681
Kuwait - 0.63%
National Mobile Telecommunication Co. KSC	117,500	818,051
Luxembourg - 0.39%
Ternium SA - ADR	27,740	510,139
Malaysia - 0.28%
Proton Holdings Bhd	240,700	366,086
Mexico - 5.61%
America Movil SAB de CV - ADR	74,570	1,685,282
Cemex SAB de CV - ADR (a)	444,714	2,397,008
Fibra Uno Administracion SA de CV	406,230	692,833
Gruma SAB de CV	748,370	1,405,604
Grupo Televisa SAB	249,913	1,052,863
Grupo Televisa SAB - ADR	2,780	58,547
		7,292,137
Pakistan - 0.73%
Lucky Cement Ltd.	628,470	524,529
Nishat Mills Ltd.	962,360	431,764
		956,293
Panama - 1.50%
Banco Latinoamericano de Comercio Exterior SA	121,891	1,956,351
Philippines - 0.91%
First Philippine Holdings Corp.	841,300	1,180,991
Russia - 5.81%
Federal Hydrogenerating Co. JSC - ADR	303,510	919,635
Gazprom OAO - ADR (a)	346,528	3,701,265
Lukoil OAO - ADR	55,270	2,940,364
		7,561,264
Singapore - 2.56%
Flextronics International Ltd. (a)	514,684	2,913,111
Haw Par Corp. Ltd.	101,100	410,888
		3,323,999
South Africa - 5.27%
JD Group Ltd.	402,359	2,415,576
MTN Group Ltd.	124,690	2,215,401
Standard Bank Group Ltd.	182,450	2,228,725
		6,859,702
South Korea - 13.72%
Hana Financial Group, Inc.	78,160	2,421,968
KB Financial Group, Inc.	50,530	1,592,221
KB Financial Group, Inc. - ADR	25,337	794,062
Korea Electric Power Corp. (a)	57,350	1,271,955
Korea Electric Power Corp. - ADR (a)	80,820	887,404
Lotte Chilsung Beverage Co. Ltd.	1,300	1,654,744
POSCO	4,590	1,514,063
POSCO - ADR	18,868	1,549,062
Samsung Electronics Co. Ltd.	2,869	2,639,015
Shinhan Financial Group Co. Ltd.	22,250	769,410
Shinhan Financial Group Co. Ltd. - ADR	7,279	496,501
SK Telecom Co. Ltd.	18,320	2,252,336
		17,842,741

Taiwan - 4.97%
Novatek Microelectronics Corp.		1,214,000	3,037,482
Compal Electronic		3,448,000	3,432,022
			6,469,504
Turkey - 4.04%
Dogus Otomotiv Servis ve Ticaret AS (a)		697,566	1,084,743
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.		1,066,021	786,539
Turkiye Garanti Bankasi AS		528,050	1,641,637
Turkiye Vakiflar Bankasi Tao		1,339,200	1,728,902
			5,241,821
United Arab Emirates - 1.92%
Air Arabia PJSC		15,658,073	2,502,026
TOTAL COMMON STOCKS (Cost $138,002,962)			$112,455,627

PREFERRED STOCKS - 8.39%
Argentina - 0.29%
Nortel Inversora SA (a)		16,356	379,132
Brazil - 6.01%
Brasil Telecom SA		83,671	1,488,507
Cia Energetica do Ceara, 11.810%		45,850	846,821
Companhia Paranaense de Energia, 0.770%		39,350	825,563
Petroleo Brasileiro SA, 0.470%		128,332	3,014,519
Telefonica Brasil SA, 0.690%		60,011	1,640,100
			7,815,510
South Korea - 2.09%
Hyundai Motor Co., 2.920%		49,270	2,719,825
TOTAL PREFERRED STOCKS (Cost $11,781,562)			$10,914,467

PARTICIPATORY NOTES - 3.00%
Saudi Arabia - 3.00%
Etihad Etisalat Co. (a)(b)(c)		280,260	$3,908,142
TOTAL PARTICIPATORY NOTES (Cost $3,977,819)			$3,908,142

			Value
SHORT TERM INVESTMENTS - 3.45%
Money Market Fund - 3.45%
Northern Institutional Treasury Portfolio, 0.010%		4,488,970	$4,488,970
TOTAL SHORT TERM INVESTMENTS (Cost $4,488,970)			$4,488,970

Total Investments (Cost $158,251,313) - 101.28%			$131,767,206
Liabilities in Excess of Other Assets - (1.28%)			(1,659,184)
TOTAL NET ASSETS - 100.00%			$130,108,022

Percentages are stated as a percent of net assets.

GDR	Global Depository Receipt
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represents $4,004,292 or 3.08% of the Fund's net assets.

Brandes Institutional Emerging Markets Fund
Schedule of Investments by Industry
December 31, 2011 (Unaudited)

Aerospace & Defense	2.53%
Air Freight & Logistics	1.43%
Airlines	1.92%
Automobiles	0.28%
Beverages	1.27%
Chemicals	1.81%
Commercial Banks	15.93%
Computers & Peripherals	2.64%
Construction Materials	2.25%
Distributors	1.18%
Diversified Financial Services	2.42%
Diversified Telecommunication Services	1.01%
Electric Utilities	8.50%
Electronic Equipment, Instruments & Components	2.24%
Food Products	3.44%
Health Care Equipment & Supplies	0.34%
Health Care Providers & Services	0.60%
Household Durables	0.99%
Independent Power Producers & Energy Traders	2.26%
Industrial Conglomerates	0.32%
Machinery	0.85%
Media	1.07%
Metals & Mining	2.75%
Oil, Gas & Consumable Fuels	6.47%
Real Estate Investment Trust	0.53%
Semiconductors & Semiconductor Equipment	4.36%
Specialty Retail	1.94%
Textiles, Apparel & Luxury Goods	1.52%
Water Utilities	1.42%
Wireless Telecommunication Services	12.17%
COMMON STOCKS	86.44%
Automobiles	2.09%
Diversified Telecommunication Services	2.69%
Electric Utilities	1.28%
Oil, Gas & Consumable Fuels	2.33%
PREFERRED STOCKS	8.39%
Diversified Telecommunication Services	3.00%
PARTICIPATORY NOTES	3.00%
SHORT TERM INVESTMENTS	3.45%
TOTAL INVESTMENTS	101.28%
Liabilities in Excess of Other Assets	(1.28%)
TOTAL NET ASSETS	100.00%

The industry classifications represented in the schedule above are in accordance with the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2011 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2011 for the Brandes Institutional Global Equity Fund, ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Emerging Markets Fund ("Emerging Markets Fund"), Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		Global Fund	International Fund	Emerging Markets Fund	Core Plus Fund	SMART Fund
	Cost of Investments	$ 40,224,969	$ 516,249,501	$ 158,251,313	$ 27,735,465	$ 147,269,545
	Gross unrealized appreciation	$ 3,423,150	$ 30,612,480	$ 3,100,649	$ 1,883,802	$ 8,877,709
	Gross unrealized depreciation	(4,765,593)	(125,445,119)	(29,584,756)	(705,693)	(15,945,371)
	Net unrealized appreciation/(depreciation)	$ (1,342,443)	$ (94,832,639)	$ (26,484,107)	$ 1,178,109	$ (7,067,662)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

A. Fair Value Measurements

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted market prices in active markets.
• Level 2 - Quoted prices for similar instruments or inputs derived from observable market data.  Directly observable inputs for the life of the financial instrument.
• Level 3 - Unobservable inputs developed using the reporting entity's estimates and assumptions, which reflect those that market participants would use.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities traded on an exchange for which there have been no sales on the valuation date, are valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.  Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange, ("NYSE").  These securities are generally valued using pricing service providers that consider the correlation of the trading patters of the foreign security to the intraday trading in the U.S. markets for investments.  Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2011, the International Equity Fund, Global Equity Fund and Emerging Markets Fund had securities with market values of $351,983,166, $20,829,863, and $62,006,768 and that represents 83.34%, 54.02%, and 47.66% of each Fund's net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than short-term investments) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bankloans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values otained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.  These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the inputs used, as of December 31, 2011, involving the Funds' assets carried at value.  The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description		Level 1	Level 2	Level 3	Total

Investments in Securities
Global Fund
	Equities
	Consumer Discretionary	$ 1,481,274	$ 2,036,988	$ -	$ 3,518,262
	Consumer Staples	2,017,238	3,870,928	-	5,888,166
	Energy	1,839,298	2,574,190	-	4,413,488
	Financials	2,784,845	3,505,118	-	6,289,963
	Health Care	2,521,223	3,693,704	-	6,214,927
	Industrials	964,524	-	-	964,524
	Information Technology	4,411,507	1,721,441	-	6,132,948
	Telecommunication Services	1,130,469	3,427,494	-	4,557,963
	Utilities	140,795	-	-	140,795
	Total Equities	17,291,173	20,829,863	-	38,121,036
	Repurchase Agreements	-	761,490	-	761,490
	Total Investments in Securities	$ 17,291,173	$ 21,591,353	$ -	$ 38,882,526

International Fund
	Equities
	Consumer Discretionary	$ -	$ 45,536,230	$ -	$ 45,536,230
	Consumer Staples	-	50,019,499	-	50,019,499
	Energy	7,707,539	38,464,886	-	46,172,425
	Financials	5,326,601	62,096,613	-	67,423,214
	Health Care	3,148,655	46,959,508	-	50,108,163
	Industrials	-	9,246,950	-	9,246,950
	Information Technology	9,948,302	28,093,584	-	38,041,886
	Materials	7,857,689	9,767,226	-	17,624,915
	Telecommunication Services	17,127,839	61,798,670	-	78,926,509
	Utilities	9,231,132	-	-	9,231,132
	Total Equities	60,347,757	351,983,166	-	412,330,923
	Repurchase Agreements	-	9,085,939	-	9,085,939
	Total Investments in Securities	$ 60,347,757	$ 361,069,105	$ -	$ 421,416,862

Emerging Markets Fund
	Equities
	Consumer Discretionary	$ 2,675,880	$ 9,128,391	$ -	$ 11,804,271
	Consumer Staples	2,538,968	3,594,120	-	6,133,088
	Energy	11,236,250	200,805	-	11,437,055
	Financials	10,966,222	13,591,192	-	24,557,414
	Health Care	443,354	786,539	-	1,229,893
	Industrials	4,388,198	4,777,195	-	9,165,393
	Information Technology	2,913,111	9,108,519	-	12,021,630
	Materials	6,494,801	2,350,000	-	8,844,801
	Telecommunication Services	9,887,876	14,681,415	-	24,569,291
	Utilities	9,722,515	7,792,885	-	17,515,400
	Total Equities	61,267,175	66,011,061	-	127,278,236
	Short Term Investments	4,488,970	-	-	4,488,970
	Total Investments in Securities	$ 65,756,145	$ 66,011,061	$ -	$ 131,767,206

Core Plus Fund
	Equities*	$ 12,343	$ 11,471	$ -	$ 23,814
	Asset Backed Securities	-	1,231,676	-	1,231,676
	Corporate Bonds		13,786,101		13,786,101
	Government Securities	-	9,151,179	-	9,151,179
	Mortgage Backed Securities	-	3,257,889	-	3,257,889

		Short Term Investments	-	799,993		799,993
		Repurchase Agreements	-	662,922	-	662,922
		Total Investments in Securities	$ 12,343	$ 28,901,231	$ -	$ 28,913,574

	SMART Fund
		Equities*	$ 676,457	$ 977,143	$ -	$ 1,653,600
		Asset Backed Securities	-	6,585,053	-	6,585,053
		Corporate Bonds	-	105,419,044	-	105,419,044
		Government Securities	-	13,558,782	-	13,558,782
		Mortgage Backed Securities	-	12,223,394	-	12,223,394
		Repurchase Agreements	-	762,010	-	762,010
		Total Investments in Securities	$ 676,457	$ 139,525,426	$ -	$ 140,201,883

	*See the Schedule of Investments for the equity investments detailed by industry classification.

There were no significant transfers in or out of Levels 1 and 2 for the Core Plus and SMART Funds.  Below are the significant transfers into and out of Levels 1 and 2 during the periods presented for the International, Global and Emerging Markets Funds:

	International Fund
		Transfers into Level 1	$ 7,495,948
		Transfers out of Level 1	13,912,644
		Net Transfers in and/or out of Level 1	$ (6,416,696)

		Transfers into Level 2	$ 13,912,644
		Transfers out of Level 2	7,495,948
		Net Transfers in and/or out of Level 2	$ 6,416,696

	Global Fund
		Transfers into Level 1	$ 223,465
		Transfers out of Level 1	1,107,160
		Net Transfers in and/or out of Level 1	$ (883,695)

		Transfers into Level 2	$ 1,107,160
		Transfers out of Level 2	223,465
		Net Transfers in and/or out of Level 2	$ 883,695

	Emerging Markets Fund
		Transfers into Level 1	$ 4,655,447
		Transfers out of Level 1	-
		Net Transfers in and/or out of Level 1	$ 4,655,447

		Transfers into Level 2	$ -
		Transfers out of Level 2	4,655,447
		Net Transfers in and/or out of Level 2	$ (4,655,447)

The securities that transferred from Level 2 to Level 1 transferred due to an increase of observable market data.  The securities that transferred from Level 1 to Level 2 transferred due to a decrease of observable market data.

3)	Securities Lending
	The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Funds’ securities exposes the Funds to risk such as the following:
	(i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of
	the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral,
	or (iv) the Funds may experience losses related to the reinvestment of collateral. To minimize certain of these risks, the borrower must agree to
	maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal
	to 100% of the market value of securities. As of December 31, 2011, only the Institutional Fund had securities on loan with a market value of
	$3,259,576 and received non-cash collateral for the loans valued at $3,509,200. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a
	borrower default. Therefore, non-cash collateral is not included on the Funds' Schedule of Investments.

4)	Participatory Notes

The International, Global and Emerging Markets Funds may invest in participatory notes.  Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them.  The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note.  The advisor has established guidelines for monitoring participatory note exposure for the Funds.  Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis.  The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty.  During the quarter ended December 31, 2011, the Funds did not make any counterparty credit risk valuation adjustments.

The Emerging Markets Fund invested in a participatory note with HSBC Bank Plc in which HSBC Bank Plc is an investment vehicle used to purchase an underlying security, Etihad Etisalat Co.  The average monthly market value of this security was $3,685,307 during the period ended December 31, 2011.  As a result of the investment in the participatory note, the Emerging Markets Fund recognized a net unrealized loss of $69,678 and no realized gain (loss).  The market value of the security on December 31, 2011 was $3,908,142 and can be found in the Emerging Market Fund's Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)  /s/ Jeff Busby
                                           Jeff Busby, President

Date  February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date  February 23, 2012

By (Signature and Title)* /s/ Gary Iwamura
                                             Gary Iwamura, Treasurer

Date  February 23, 2012

* Print the name and title of each signing officer under his or her signature.